Exploration and Evaluation Costs - Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 25,800
Expensed exploration expenditures previously capitalized	355	$ 29
Property, plant and equipment, ending balance	23,623	25,800
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	997	838
Additions	46	287
Disposals	0	(23)
Transfers to property, plant and equipment (note 9)	(44)	(79)
Expensed exploration expenditures previously capitalized	(355)	(29)
Exchange adjustments	(1)	3
Property, plant and equipment, ending balance	$ 643	$ 997